SELECTED STATEMENTS OF INCOME DATA - Schedule of Financial Income/(Expenses) and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 40,482	$ 13,813	$ 13,659
Interest income	24,501	20,260	4,720
Financial income	64,983	34,073	18,379
Interest expense	(46)	(1,101)	(1,127)
Loss in respect of debt extinguishment	0	(53)	(1,206)
Debt issuance costs amortization	(1,724)	(2,015)	(1,996)
Exchangeable senior notes amortization of discount	(110)	(2,600)	(2,587)
Exchange rates differences	(466)	(3,297)	(301)
Other	(3,390)	(2,412)	(2,774)
Financial expense	(5,736)	(11,478)	(9,991)
Other (expenses) Income, net	(375)	(122)	1,771
Financial income and other, net	$ 58,872	$ 22,473	$ 10,159